Capital Stock - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Nov. 10, 2014	Dec. 31, 2014 Vote
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share		1
Number of common stock shares to be purchased under the Bid	20,000,000
Percentage of issued and outstanding common shares	9.70%
Commencement date of Bid		November 13, 2014
Termination date of Bid		November 12, 2015